Construction In Process	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
CONSTRUCTION IN PROCESS

NOTE 10 – CONSTRUCTION IN PROCESS

Construction in process consist of the following the following as of March 31, 2020 and 2019:

	March 31, 2020	March 31, 2019
Factory	$148,372	$129,453
Workshop	-	519,782
Retail outlet	180,000	-
	$328,372	$649,235